Cover Page	Jan. 31, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 31, 2024
Entity Registrant Name	AVALONBAY COMMUNITIES, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	1-12672
Entity Tax Identification Number	77-0404318
Entity Address, Address Line One	4040 Wilson Blvd., Suite 1000
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22203
City Area Code	703
Local Phone Number	329-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AVB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000915912
Amendment Flag	false